Borrowings (Details 3) - Corporate Note [Member]	12 Months Ended
Dec. 31, 2025
Fixed Rate Maturity 2026 [Member] | Class 3 [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.
Applied, percenatge	100.00%
Pending application, percenatge	0.00%
Fixed Rate Maturity 2026 [Member] | Class 8 [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	In accordance with the use of proceeds described in the prospectus supplement
Fixed Rate Maturity 2026 [Member] | Class 9 [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	In accordance with the use of proceeds described in the prospectus supplement
Applied, percenatge	0.00%
Pending application, percenatge	100.00%
Fixed Rate Maturity 2028 [Member] | Class 5 [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	Investment in infrastructure projects, including the development and implementation of the Company’s investment plan, which provides for improvement, expansion and modernization works on its network infrastructure, including new connections, transmission, sub-transmission, distribution and upgrades to high-, medium- and low-voltage networks.
Applied, percenatge	100.00%
Pending application, percenatge	0.00%
Fixed Rate Maturity 20282930 [Member] | Class 7 [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	Debt repayment and/or refinancing
Applied, percenatge	17.00%
Pending application, percenatge	0.00%
Fixed Rate Maturity 20282930 [Member] | Class 7 One [Member]
IfrsStatementLineItems [Line Items]
Use of proceeds	In accordance with the use of proceeds described in the prospectus supplement
Applied, percenatge	0.00%
Pending application, percenatge	83.00%